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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	Februart 14, 2013
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total: $451,935
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  	Sole
--------------		--------    -----      -------------   ----------  -------   -----  ----------		----
21VIANET GROUP INC   SPONSORED ADR  90138A103        174	 18,100	   SH		    SOLE		18,100
AMAZON.COM INC		  COM	    023135106	  15,068	 60,000	   SH		    SOLE		60,000
CHARTER COMMUNICATIONS	CLA NEW     16117M305	  13,723	180,000	   SH		    SOLE	       180,000
   INC D
COMCAST CORP NEW	  CL A	    20030N101	  13,457	360,000	   SH		    SOLE	       360,000
EBAY INC		  COM	    278642103	  24,490	480,000    SH 		    SOLE       	       480,000
EQUINIX INC		  COM NEW   29444U502	 106,832 	518,100    SH 		    SOLE               518,100
EXPEDIA INC DEL		  COM NEW   30212P303	  25,809	420,000	   SH		    SOLE	       420,000
SELECT SECTOR SPDR TR  SBI INT-FINL 81369Y605	  22,091      1,347,000	   SH		    SOLE	     1,347,000
FACEBOOK INC 		  CL A	    30303M102	  41,077      1,542,500	   SH		    SOLE	     1,542,500
GOOGLE INC		  CL A	    38259P508	  12,769	 18,000	   SH		    SOLE	        18,000
INTERXION HOLDING N.V.	  SHS	    N47279109	   5,702	240,000	   SH		    SOLE	       240,000
ISHARES INC	       MSCI BRAZIL  464286400	  21,807	389,000	   SH		    SOLE	       389,000
LINKEDIN CORP           COM CLA	    53758A108	   5,442	 47,400	   SH		    SOLE	        47,400
MASTERCARD INC  	  CL A	    57636Q104	  12,036	 24,500    SH		    SOLE		24,500
MELCO CROWN ENTMT LTD	  ADR	    585464100	   4,042	240,000	   SH		    SOLE	       240,000
OCH ZIFF CAP MGMT GROUP	  CL A	    67551U105	  12,910      1,358,900    SH		    SOLE             1,358,900
OPENTABLE INC		  COM	    68372A104	  16,724	342,700	   SH		    SOLE               342,700
PANDORA MEDIA INC	  COM	    698354107	   8,271	901,000	   SH		    SOLE	       901,000
PENNEY J C INC 		  COM	    708160106	   7,096	360,000	   SH		    SOLE	       360,000
QUALCOMM INC	          COM	    747525103	  22,389	361,000	   SH		    SOLE               361,000
SIX FLAGS ENTMT CORP NEW  COM	    83001A102	  18,360	300,000	   SH		    SOLE	       300,000
TESLA MTRS INC 	          COM 	    88160R101      6,063	179,000	   SH		    SOLE	       179,000
TUMI HLDGS INC.	  	  COM	    89969Q104	   2,043	 98,000	   SH		    SOLE	        98,000
TW TELECOM INC 		  COM	    87311L104	   9,169 	360,000    SH 		    SOLE               360,000
YAHOO INC		  COM	    984332106	  17,910	900,000	   SH		    SOLE	       900,000
GENERAL MTRS CO	 *W EXP 07/10/2016  37045V118	   2,580	132,312	   SH		    SOLE               132,312
GENERAL MTRS CO	 *W EXP 07/10/2019  37045V126	   3,901	312,312	   SH		    SOLE               312,312


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